CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from Operating Activities:
Net loss	$ (6,766,834)	$ (2,100,435)	$ (13,088,717)	$ (8,292,576)
Adjustment to reconcile net loss to net cash used in operating activities
Share-based compensation	165,007	108,014	560,060	4,890
Depreciation	41,409	41,109	151,873	176,649
Loss on disposal of equipment	79,495
Impairment loss on operating lease right-of-use asset	3,513,999	0
Change in fair value of warrant liability	(525,000)	0	75,000	0
Change in fair value of derivative liability			(92,110)	0
Issuance of shares for financing fee	250,000		250,000	0
Amortization of right-of-use lease asset	167,073	153,028	634,611	0
Accretion of Convertible Notes Payable	40,797	0
Loss (gain) on extinguishment of debt			467,073	(866,332)
Change in fair value of convertible note payable			1,186,800	0
Loss on disposal of fixed assets			0	20,061
Change in fair value of derivative liability	12,000	0
Changes in operating assets and liabilities
Prepaid expenses and other current assets	764,112	(96,553)	(698,741)	30,506
Accounts payable	1,237,995	182,875	816,037	(427,327)
Accrued expenses and other current liabilities	212,920	580,369	1,771,097	210,028
Operating lease liability	(72,898)	144,737	(87,838)	0
Other noncurrent liabilities	(560,150)	(178,876)
Other noncurrent assets			0	94,307
Other noncurrent liabilities and deferred tax liability			569,230	185,570
Net cash used in operating activities	(1,440,075)	(1,165,732)	(7,485,625)	(8,864,224)
Cash flows from investing activities
Purchase of property and equipment			(142,249)	(9,880)
Net cash used in investing activities			(142,249)	(9,880)
Cash flows from financing activities
Proceeds from advances payable	1,240,020	0
Proceeds from net shareholder contributions	0	1,250,578	1,250,298	6,392,626
Repayment of insurance financing payable	(345,591)	0
Proceeds from related party loan	250,000	0	523,640	1,500,000
Proceeds from issuance of common shares			5,177,163	0
Proceeds from completion of business combination			3,910,375	0
Settlement of forward purchase agreement			(3,802,623)	0
Proceeds from long term convertible notes payable			1,250,000	492,375
Repayment of related party loan			(173,640)	0
Net cash provided by financing activities	1,144,429	1,250,578	8,135,213	8,385,001
Net (decrease) increase in cash and cash equivalents	(295,646)	84,846	507,339	(489,103)
Effect of exchange rate changes on cash and cash equivalents	25,232	(25,540)	(55,225)	521,713
Cash, cash equivalents and restricted cash, beginning of year	894,591	442,477	442,477	409,867
Cash, cash equivalents and restricted cash, end of year	624,177	501,783	894,591	442,477
Components of cash, cash equivalents and restricted cash
Cash and cash equivalents	564,177	264,783	654,892	205,477
Restricted cash	60,000	237,000	239,699	237,000
Total cash, cash equivalents and restricted cash	624,177	501,783	894,591	442,477
Supplemental disclosures of non-cash financing activities:
Cash paid for interest			0	0
Cash paid for taxes			8,844	8,566
Non-cash investing and financing activities:
Operating lease liabilities arising from obtaining right-of-use assets	$ 0	$ 4,189,492	4,189,492	0
Purchase of property and equipment included in accounts payable			33,060	0
Warrant liability assumed in Business Combination			450,000	0
Related party loan assumed in Business Combination			211,953	0
Convertible notes payable and derivative liability assumed in Business Combination			1,512,500	0
Related party loan entered into for settlement of accrued expenses			400,000	0
Shares issued for settlement of related party loan and accrued interest			502,740	0
Shares issued for settlement of convertible notes payable and accrued interest			1,263,099	0
Financing received for annual insurance policy			$ 921,576	$ 0